VARIABLE INTEREST ENTITIES (Details 1) (CAD) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012		Sep. 30, 2012
Assets, Current [Abstract]
Cash and cash equivalents	12.1		16.6		12.2
Other	1.0		5.7		6.3
Property, plant and equipment	412.2		611.6		614.1
Total assets	700.1		978.8		1,040.1
Liabilities, Current [Abstract]
Accounts payable and accrued liabilities	119.7		113.8		97.5
Long-term debt (note 16)	301.8		422.0		458.9
Deferred income taxes					0
Deficit	(162.8)		(35.2)		0
Total Liabilities and Equity	700.1		978.8		1,040.1
Powell River Energy Inc [Member]
Assets, Current [Abstract]
Cash and cash equivalents	0		6.6		6.9
Other	0		2.7		3.4
Property, plant and equipment	0		147.0		145.9
Total assets	0		156.3		156.2
Liabilities, Current [Abstract]
Accounts payable and accrued liabilities	0		13.1		8.5
Long-term debt (note 16)	0		113.8		113.8
Long-term debt - affiliate	0	[1]	20.8	[1]	20.8	[1]
Deferred income taxes	0		23.6		24.6
Deficit	0	[2]	(15.0)	[2]	(11.5)	[2]
Total Liabilities and Equity	0		156.3		156.2

[1]	Balances with Catalyst Paper Energy Holdings Inc., a subsidiary of Catalyst Paper Corporation.
[2]	50% is included in the company’s non-controlling interest (deficit) balances.